Future Equity Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Future Equity Obligations [Abstract]
FUTURE EQUITY OBLIGATIONS

7. FUTURE EQUITY OBLIGATIONS

In 2023, the Company entered into Simple Agreements for Future Equity (“SAFE”) for aggregate purchase amounts of $2,666,953. The 2023 agreements, which provide the right of the investors to future equity in the Company, are subject to a valuation cap of $65 million. The agreements have a discount rate of 80%.

If there is a preferred equity financing before the termination of the SAFEs, on the initial closing of such equity financing, this SAFE will automatically convert into the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Discount Price or Conversion Price. The Discount Price is the price per share of the Standard Preferred Stock sold in the equity financing multiplied by the Discount Rate. The Conversion Price is 1) the Safe Price or (2) the Discount Price, whichever calculation results in a greater number of shares of Safe Preferred Stock. The SAFE price is the price per share equal to the valuation cap divided by the Company’s dilutive shares outstanding.

Upon the Merger in July 2023, all remaining outstanding SAFEs were converted into 4,372,601 shares of common stock.

As of September 30, 2023 and December 31, 2022, the fair value of SAFEs was $0 and $13,150,745, respectively. See Note 4 for fair value disclosures.

7.	FUTURE EQUITY OBLIGATIONS

In 2022 and 2021, the Company entered into Simple Agreements for Future Equity (“SAFE”) for aggregate purchase amounts of $12,885,001 and $7,925,000, respectively. The 2022 agreements, which provide the right of the investors to future equity in the Company, are subject to a valuation cap of $65.0 million for $2,300,000 of the purchase amount with the remaining agreements being uncapped. The agreements have a discount rate of 80%. The 2021 agreements had a valuation cap of $35.0 million.

For the 2022 SAFEs, if there is a preferred equity financing before the termination of the SAFEs, on the initial closing of such equity financing, this SAFE will automatically convert into the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Discount Price or Conversion Price. The Discount Price is the price per share of the Standard Preferred Stock sold in the equity financing multiplied by the Discount Rate. The Conversion Price is 1) the Safe Price or (2) the Discount Price, whichever calculation results in a greater number of shares of Safe Preferred Stock. The SAFE price is the price per share equal to the valuation cap divided by the Company’s dilutive shares outstanding.

In October 2021, the Company completed an equity financing of Series Seed preferred stock (see Note8) at a price per share of $3.1187. Upon this financing, all of the outstanding SAFEs then outstanding, automatically converted into Series Seed 1-3 preferred stock. Immediately prior to the conversion, the Company recorded a fair value adjustment to reflect the number of shares that the obligations converted into at the underlying fair value of the Series Seed preferred stock. At conversion, the fair value of the obligations was $18,968,155, which were then converted into (i) 2,440,411 shares of Series Seed-1 preferred stock, (ii) 2,088,696 shares of Series Seed-2 preferred stock, and (iii) 357,836 shares of Series Seed-3 preferred stock.